Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	000-19954
Entity Registrant Name	JEWETT-CAMERON TRADING COMPANY LTD.
Entity Central Index Key	0000885307
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	32275 N.W. Hillcrest
Entity Address, City or Town	North Plains
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97133
City Area Code	503
Local Phone Number	647-0110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	JCTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false